Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of profit to net cash flows from operating activities:
Net Income (loss) for the year	$ 1,972,112	$ 1,030,530	$ (364,634)
Adjustments:
Depreciation and amortization	77,128	62,895	35,581
Credit loss allowance expenses	3,469,044	2,487,648	1,440,922
Deferred income taxes	(713,435)	(675,682)	(417,612)
Provision for lawsuits and administrative proceedings	18,406	17,098	(1,174)
Unrealized losses (gains) on other investments	(11)	20	848
Unrealized losses on financial instruments	47,933	15,885	17,794
Interest accrued	179,203	103,572	32,479
Contingent share award (CSA) - termination			355,573
Share-based compensation	272,382	212,551	253,203
Others	(2,712)	23,056	8,203
Total	5,320,050	3,277,573	1,361,183
Changes in operating assets and liabilities:
Securities	(2,552,241)	699,076	(1,102,864)
Credit card receivables	(5,873,063)	(7,878,307)	(5,213,669)
Loans to customers	(7,024,003)	(3,577,534)	(1,889,278)
Other receivables	385,192	(1,136,488)	(481,824)
Compulsory deposits and others at central banks	805,963	(4,540,463)	(1,880,347)
Other assets	369,190	(60,982)	(772,415)
Deposits	5,910,612	7,664,820	6,278,088
Payables to network	(528,511)	2,818,592	2,221,037
Deferred income	3,750	25,935	11,277
Other liabilities	1,111,830	1,279,987	979,277
Interest paid	(88,082)	(82,904)	(30,935)
Income tax paid	(1,262,541)	(612,447)	(297,090)
Interest received	5,820,898	3,389,331	1,573,133
Cash flows generated from operating activities	2,399,044	1,266,189	755,573
Cash flows from investing activities
Acquisition of property, plant and equipment	(5,418)	(20,243)	(20,001)
Acquisition and development of intangible assets	(169,572)	(156,760)	(94,305)
Investments in associates	(99,365)
Acquisition of subsidiary, net of cash acquired	(5,637)		(10,346)
Financial instruments derivatives	(50,635)
Acquisition of securities - equity instruments			(2,500)
Cash flow used in investing activities	(330,627)	(177,003)	(127,152)
Cash flows from financing activities
Issuance of shares for over-allotment in IPO			247,998
Transactional costs for over-allotment in IPO			(3,985)
Payments of securitized borrowings			(10,633)
Proceeds from borrowings and financing	1,309,890	469,501	581,142
Payments of borrowings and financing	(580,642)	(46,501)	(159,983)
Lease payments	(7,053)	(6,933)	(5,005)
Exercise of stock options	5,546	9,148	4,505
Cash flows generated from financing activities	727,741	425,215	654,039
Change in cash and cash equivalents	2,796,158	1,514,401	1,282,460
Cash and cash equivalents
Cash and cash equivalents - beginning of the year	5,923,440	4,172,316	2,705,675
Foreign exchange rate changes on cash and cash equivalents	466,144	236,723	184,181
Cash and cash equivalents - end of the year	9,185,742	5,923,440	4,172,316
Increase in cash and cash equivalents	2,796,158	1,514,401	1,282,460
Non-cash transactions
Shares issued to service providers	1,283	21,533
Shares issued for business acquisition	75,308		36,671
Contingent share award (CSA) - termination			$ 355,573